RELATED PARTY TRANSACTIONS AND BALANCES (Amounts Due from Related Parties) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties	$ 83,986,853	$ 67,006,828
Trade related balances [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	78,319,560	63,801,695
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 5,667,293	$ 3,205,133